Note 16. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 10. Subsequent Events

Note 16.          Subsequent Events

In July 2016, the Company issued a total of 3,192 shares of unregistered common stock, valued at a total of $3,000, to three independent directors in lieu of cash owed for a board meeting attended, and the Company expects to record a charge to earnings totaling $3,000 in the third quarter of 2016.

On July 25, 2016, the Company filed an S-1 Registration Statement with the Securities and Exchange Commission.  See Note 3 Notes Payable for further details on the Form S-1 Registration Statement filed subsequent to and in conjunction with the convertible debt agreement with JMJ Financial executed in June 2016.

In late July and August 2016, JMJ Financial was issued a total of 70,000 registered shares of stock to convert $27,915 of debt the Company owed JMJ, per their January 2016 convertible debt agreement with the Company.  See Note 3 Notes Payable for further details of this agreement.

In August 2016, the Company executed a twelve month financial, investor and public relations consulting agreement with Wilson Nixon (“Nixon”).  For the services rendered the Company issued Nixon 200,000 shares of the Company’s unregistered common stock.  To reflect the entire value of the Agreement, the Company expects to record a non-cash charge to earnings of $150,000 ratably between August 2016 and July 2017, the ending date of the agreement.

Note 10.                      Subsequent Events

On January 15, 2016, the Company entered into an agreement with JMJ Financial (“JMJ”), to issue a Convertible Promissory Note (“JMJ Note”) to the Company for $100,000 in cash, less $6,950 in fees paid to Craft Capital Management, LLC (“Craft”).  Craft also received 4,000 stock warrants to purchase common stock of the Company at an exercise price of $1.00 per share.  The JMJ Note is for a term of two (2) years, an interest rate of 12% if not paid within the first 90 days, and a 10% original issue discount fee on actual payments made.  After 2016-07-15, JMJ can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.77 or a 40% discount to the lowest trading price during the previous twenty-five (25) trading days to the date of the conversion notice.  The Company was also required to reserve 2,500,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.

In January21, 2016, the Company accepted a Promissory Note (the “Limited Note Receivable”) for $100,000 from N-Viro Energy Limited (“Ltd”), and concurrently advanced Ltd $55,000 cash for expenses in connection with its China project.  The Note Receivable is due April 15, 2016 at a stated interest rate of 5% per annum.

On 2016-03-04, the Company entered into an agreement with Tangiers Investment Group, LLC (“Tangiers”), to issue a 10% Convertible Promissory Note (“Tangiers Note”) to us for $58,500 in cash, less $8,500 in original issue discount retained by Tangiers for due diligence and legal expenses.  The Tangiers Note is for a term of one (1) year, an interest rate of zero percent if prepaid within the first 90 days, with a graduated prepayment penalty every 30 days, up until 180 days from the March 2016 effective date.  At any time Tangiers can elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice.  The Company was also required to reserve 700,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.

In March 31 2016, the Company entered into an initial one (1) year agreement with Arrowroot Partners, LLC (“Arrowroot”), to assist in obtaining equity or debt financing for the Company.  The Company issued 15,460 shares of its unregistered common stock, valued at $15,000, to Arrowroot as a non-refundable restricted equity share retainer fee, which can be applied toward future financing fees in connection with any placements.  A cash fee of 8% of the gross proceeds and a warrant fee of 8% of the number of shares placed, in addition to preapproved expenses, will be paid to Arrowroot for its services.

In March 2016, the Company executed a two week preliminary public relations agreement with M & T Business Consultants, Inc., (“M&T”).  For the services rendered the Company issued M&T 50,000 shares of the Company’s unregistered common stock, valued at approximately $43,000.

In April 2016, the Company entered into a share purchase agreement with a Purchaser pursuant to which the Company sold 100,000 shares of its common stock (the “Shares”) to the Purchaser for a total of $100,000, or a purchase price of $1.00 per share, and 50,000 warrants to purchase stock for $1.50 per share, to provide operating capital.  All the shares issued were restricted and have limited “piggy-back” registration rights in connection with certain registration statement filings of the Company under the Securities Act of 1933 as amended (the “Securities Act”).  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.